20. Provisions for legal proceedings (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provisions Forlegal Proceedings Abstract
Opening Balance	$ 3,113	$ 7,405
Additions, net of reversals	464	1,290
Use of provision	(744)	(5,332)
Accruals and charges	28	233
Transfer to assets held for sale		(313)
Others	20	22
Cumulative translation adjustment	(682)	(216)
Closing Balance	$ 2,199	$ 3,113